UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  February 28, 2010

Item 1. Reports to Stockholders.

Semi-Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors All Cap Growth Fund

February 28, 2010

Retail Class

Institutional Class

Investment Adviser

Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	4
INVESTMENT HIGHLIGHTS	6
SCHEDULE OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	12
STATEMENT OF OPERATIONS	13
STATEMENTS OF CHANGES IN NET ASSETS	14
FINANCIAL HIGHLIGHTS	15
NOTES TO FINANCIAL STATEMENTS	17
ADDITIONAL INFORMATION	24

Semi-Annual Shareholder Letter
April 19, 2010

Dear Shareholders,

The six months ended February 28, 2010 was a continuation of the recovery begun in early 2009.  Economic fundamentals have improved as recovering foreign markets have lifted the US economy as well.  The banking system remains on a steady path of improvement and confidence has been restored in the capital markets despite the initial pullback of some of the supports put in place during the crisis.  The S&P 500 has responded favorably in the period.

We have remained steadfast in our pursuit of great businesses with a sustainable competitive advantage that we believe can deliver strong long-term growth and predictable cash earnings.  While the past two years have provided some of the greatest market volatility in history, and while some of the historic discounts experienced in 2009 have faded, we continue to find good value in the current market.

We continue to be mindful of the pressure on the American consumer and unemployment is likely to remain high throughout 2010.  Uncertainty over the administration’s tax policies, dramatically increasing deficit and new health care plan are significant.  However, many of these policies are back-ended over the next four to ten years and the political climate could change dramatically during this period.  The risk of any core inflation will likely remain low until employment and US industrial capacity utilization begin to climb back to more normal levels.

Performance of the Fund for the six months ending February 28, 2010 was up 13.04%  for the institutional class and 12.90% for the retail class.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

The Geneva Advisors All Cap Growth Fund may invest in Mid-, Small-, or Micro-cap companies which involve additional risks such as limited liquidity and greater volatility.  The fund may invest in ADR’s, in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Must be preceded or accompanied by a prospectus.

Geneva Advisors All Cap Growth Fund
Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/09 - 2/28/10).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

Geneva Advisors All Cap Growth Fund
Expense Example (Unaudited) (Continued)

shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/09	2/28/10	9/1/09 – 2/28/10*
Actual	$1,000.00	$1,129.00	$7.92
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.36	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/09	2/28/10	9/1/09 – 2/28/10*
Actual	$1,000.00	$1,130.40	$6.60
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s sector breakdown as of February 28, 2010 is shown below. Sector allocations are subject to change.

Sector Breakdown
% of Investments

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual – For Periods Ended February 28, 2010

		Since
	One	Inception
	Year	(9/28/07)
Retail Class	43.20%	(9.81)%
Institutional Class	43.55%	(9.54)%
Russell 3000 Growth Index	54.73%	(7.53)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both the Retail and Institutional classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund Growth of $10,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 97.76%
Administrative and Support Services 2.20%
Ctrip.Com International, Ltd. - ADR (a)	17,304	$661,532
Chemical Manufacturing 5.09%
Mosaic Co.	14,280	833,809
Praxair, Inc.	9,302	698,952
		1,532,761
Clothing and Clothing Accessories Stores 1.53%
Urban Outfitters, Inc. (a)	14,313	461,022
Computer and Electronic Product Manufacturing 10.61%
Apple, Inc. (a)	5,960	1,219,535
NetApp, Inc. (a)	22,771	683,358
QUALCOMM, Inc.	15,656	574,419
Silicon Laboratories, Inc. (a)	15,792	717,588
		3,194,900
Credit Intermediation and Related Activities 2.24%
HDFC Bank Ltd. - ADR	5,553	675,745
Educational Services 4.18%
Capella Education Company (a)	7,563	628,258
Strayer Education, Inc.	2,783	631,268
		1,259,526
Food Manufacturing 3.94%
Green Mountain Coffee Roasters Inc. (a)	14,062	1,186,692
Food Services and Drinking Places 2.48%
Chipotle Mexican Grill, Inc. (a)	7,143	747,944
Health and Personal Care Stores 1.94%
Medco Health Solutions, Inc. (a)	9,227	583,515
Machinery Manufacturing 2.35%
FMC Technologies, Inc. (a)	12,613	708,472
Mining (except Oil and Gas) 2.67%
Freeport-McMoRan Copper & Gold Inc.	10,687	803,235

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2010 (Unaudited)

	Shares	Value
Miscellaneous Manufacturing 4.31%
Intuitive Surgical, Inc. (a)	2,535	$880,000
WMS Industries, Inc. (a)	10,991	416,889
		1,296,889
Nonstore Retailers 3.85%
Amazon Com, Inc. (a)	9,781	1,158,070
Oil and Gas Extraction 5.67%
Arena Resources, Inc. (a)	10,319	427,516
Range Resources Corp.	14,287	723,065
Suncor Energy Inc.	19,300	557,963
		1,708,544
Other Information Services 6.96%
Baidu, Inc. - ADR (a)	1,850	959,558
Google, Inc. (a)	2,154	1,134,727
		2,094,285
Professional, Scientific, and Technical Services 23.80%
Celgene Corp. (a)	15,934	948,392
Cognizant Technology Solutions Corp. (a)	18,689	899,501
Echo Global Logistics, Inc. (a)	27,789	314,294
F5 Networks, Inc. (a)	11,964	667,591
Longtop Financial Technologies Ltd. - ADR (a)	15,118	501,918
Mastercard, Inc.	4,872	1,093,131
Priceline.com, Inc. (a)	3,853	873,706
Quality Systems, Inc.	10,175	582,417
Salesforce.com, inc. (a)	11,707	795,491
VanceInfo Technologies, Inc. - ADR (a)	24,812	491,029
		7,167,470
Publishing Industries (except Internet) 4.09%
MSCI, Inc. (a)	15,720	471,286
SXC Health Solutions Corp. (a)	15,276	759,370
		1,230,656
Real Estate Management 1.45%
Jones Lang Lasalle, Inc.	6,871	437,614

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2010 (Unaudited)

	Shares	Value
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities 5.83%
Blackrock, Inc.	3,964	$867,323
Morningstar, Inc. (a)	7,027	309,891
T Rowe Price Group, Inc.	11,393	577,511
		1,754,725
Waste Management and Remediation Services 2.57%
Stericycle, Inc. (a)	14,050	775,279
TOTAL COMMON STOCKS (Cost $24,226,356)		29,438,876

	Principal
	Amount
SHORT-TERM INVESTMENTS 2.76%
Money Market Funds 2.76%
Fidelity Institutional Government Portfolio	$830,534	830,534
TOTAL SHORT-TERM INVESTMENTS
(Cost $830,534)		830,534
Total Investments (Cost $25,056,890) 100.52%		30,269,410
Liabilities in Excess of Other Assets (0.52)%		(156,372)
TOTAL NET ASSETS 100.00%		$30,113,038

Percentages are stated as a percent of net assets.

ADRAmerican Depositary Receipt
(a)Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statement of Assets & Liabilities
February 28, 2010 (Unaudited)

ASSETS
Investments, at value (cost $25,056,890)	$30,269,410
Receivable for Fund shares sold	92,086
Dividends and interest receivable	7,265
Other assets	14,810
TOTAL ASSETS	30,383,571

LIABILITIES
Payable for Fund shares redeemed	237,109
Payable to affiliates	16,115
Payable to Adviser	2,016
Payable for distribution fees	419
Accrued expenses and other liabilities	14,874
TOTAL LIABILITIES	270,533

NET ASSETS	$30,113,038
Net assets consist of:
Paid-in capital	$32,088,169
Undistributed net investment loss	(175,523)
Accumulated net realized loss	(7,012,128)
Net unrealized appreciation on investments	5,212,520
NET ASSETS	$30,113,038

RETAIL CLASS SHARES
Net assets	$4,129,218
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	264,975
Net asset value, redemption price and offering price per share(1)	$15.58

INSTITUTIONAL CLASS SHARES
Net assets	$25,983,820
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,656,159
Net asset value, redemption price and offering price per share(1)	$15.69

(1)  If applicable, redemption price per share may be reduced by a redemption fee.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statement of Operations
For the Six Months Ended February 28, 2010

INVESTMENT INCOME
Dividend income(1)	$65,459
Interest income	474
TOTAL INVESTMENT INCOME	65,933

EXPENSES
Investment advisory fees	169,813
Transfer agent fees and expenses	21,348
Fund accounting fees	18,264
Administration fees	18,194
Federal and state registration fees	13,434
Audit and tax fees	12,999
Legal fees	7,187
Distribution fees - Retail Class	5,051
Custody fees	3,207
Chief Compliance Officer fees and expenses	2,980
Reports to shareholders	2,348
Trustees’ fees and related expenses	1,544
Other expenses	2,067
TOTAL EXPENSES	278,436
Less waivers and reimbursement by Adviser (Note 4)	(103,572)
NET EXPENSES	174,864
NET INVESTMENT LOSS	(108,931)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(5,398)
Net realized gain on foreign currency translation	31
Net change in unrealized appreciation on investments	3,073,659
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	3,068,292
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,959,361

(1)   Net of $1,297 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2010	Year Ended
	(Unaudited)	August 31, 2009
FROM OPERATIONS
Net investment loss	$(108,931)	$(65,227)
Net realized loss on investments	(5,398)	(4,773,530)
Net realized gain (loss) on
foreign currency translation	31	(30)
Net change in unrealized
appreciation on investments	3,073,659	1,877,181
Net increase (decrease) in
net assets from operations	2,959,361	(2,961,606)

FROM DISTRIBUTIONS
Net investment income - Institutional Class	—	(1,365)
Net decrease in net assets resulting
from distributions paid	—	(1,365)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Retail Class	771,280	1,857,687
Proceeds from shares sold - Institutional Class	8,619,908	9,663,266
Shares reinvested - Institutional Class	—	1,340
Payments for shares redeemed - Retail Class(1)	(500,577)	(399,370)
Payments for shares redeemed - Institutional Class(2)	(2,302,471)	(3,313,084)
Net increase in net assets from
capital share transactions	6,588,140	7,809,839
TOTAL INCREASE IN NET ASSETS	9,547,501	4,846,868

NET ASSETS:
Beginning of Period	20,565,537	15,718,669
End of Period	$30,113,038	$20,565,537
UNDISTRIBUTED NET INVESTMENT LOSS	$(175,523)	$(27)

(1)	Net of redemption fees of $22 and $335 for the periods ended February 28, 2010 and August 31, 2009, respectively.
(2)	Net of redemption fees of $808 and $6,963 for the periods ended February 28, 2010 and August 31, 2009, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Retail Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2010	Year Ended	Period Ended
	(Unaudited)	August 31, 2009	August 31, 2008(1)
Net Asset Value, Beginning of Period	$13.80	$17.74	$20.00

Income from investment operations:
Net investment loss(2)	(0.08)	(0.09)	(0.15)
Net realized and unrealized
gain (loss) on investments	1.86	(3.85)	(2.11)
Total from investment operations	1.78	(3.94)	(2.26)
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00
Net Asset Value, End of Period	$15.58	$13.80	$17.74
Total Return(4)	12.90%	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,129	$3,411	$2,296
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.26%	2.97%	3.30%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.77)%	(2.22)%	(2.62)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(1.01)%	(0.75)%	(0.82)%
Portfolio turnover rate(4)	37.3%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2010	Year Ended	Period Ended
	(Unaudited)	August 31, 2009	August 31, 2008(1)
Net Asset Value, Beginning of Period	$13.88	$17.79	$20.00

Income from investment operations:
Net investment loss(2)	(0.06)	(0.05)	(0.10)
Net realized and unrealized
gain (loss) on investments	1.87	(3.86)	(2.11)
Total from investment operations	1.81	(3.91)	(2.21)

Less distributions paid:
From net investment income	0.00 (3)	0.00 (3)	—
Total distributions paid	0.00 (3)	0.00 (3)	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00
Net Asset Value, End of Period	$15.69	$13.88	$17.79
Total Return(4)	13.04%	(21.97)%	(11.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$25,984	$17,155	$13,423
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.01%	2.73%	3.05%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.25%	1.25%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.53)%	(1.90)%	(2.37)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(0.77)%	(0.42)%	(0.57)%
Portfolio turnover rate(4)	37.3%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements
February 28, 2010 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva Advisors All Cap Growth Fund (the “Fund”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust has designated two classes of Fund shares: Retail Class and Institutional Class. The two classes differ principally in their respective distribution expenses. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2010 (Unaudited)

price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2010:

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2010 (Unaudited)

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and
Food Services	$747,943	$—	$—	$747,943
Administrative and Support
and Waste Management and
Remediation Services	1,436,811	—	—	1,436,811
Educational Services	1,259,526	—	—	1,259,526
Finance and Insurance	2,430,470	—	—	2,430,470
Information	3,324,941	—	—	3,324,941
Manufacturing	7,919,714	—	—	7,919,714
Mining	2,511,779	—	—	2,511,779
Professional, Scientific, and
Technical Services	7,167,470	—	—	7,167,470
Real Estate and Rental and Leasing	437,614	—	—	437,614
Retail Trade	2,202,608	—	—	2,202,608
Total Equity	29,438,876	—	—	29,438,876
Short-Term Investments	830,534	—	—	830,534
Total Investments in Securities	$30,269,410	$—	$—	$30,269,410

In March 2008, Statement of Financial Accounting Standards “Disclosures about Derivative Instruments and Hedging Activities” was issued and is effective for interim and annual periods beginning after November 15, 2008.  Disclosures about Derivative Instruments and Hedging Activities is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated Disclosures about Derivative Instruments and Hedging Activities and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2010 (Unaudited)

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. Redemption fees of $335 and $22 were charged by the Retail class during the year ended August 31, 2009 and the six months ended February 28, 2010, respectively. Redemption fees of $6,963 and $808 were charged by the Institutional class during the year ended August 31, 2009 and the six months ended February 28, 2010, respectively.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2010 (Unaudited)

other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

Distributions paid to shareholders for the year ended August 31, 2009 were as follows:

	Distribution in Excess	Long-Term Capital Gain
August 31, 2009	$1,365	$—

As of August 31, 2009, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$18,653,361
Gross tax unrealized appreciation	2,699,632
Gross tax unrealized depreciation	(925,824)
Net tax unrealized appreciation	1,773,808
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(6,641,708)
Total accumulated losses	$(4,867,900)

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales.

At August 31, 2009, the Fund had accumulated net realized capital loss carryovers of $3,589,311 which will expire on August 31, 2017.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

Additionally, U.S. generally accepted accounting principes require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2009, the following table shows the reclassifications made:

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2010 (Unaudited)

Undistributed Net Investment Income (Loss)	$66,565
Accumulated Net Realized Gain (Loss)	$27
Paid In Capital	$(66,592)

At August 31, 2009, the Fund deferred, on a tax basis, post-October losses of $3,052,397.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued “Accounting for Uncertainty in Income Taxes”.  Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009. At August 31, 2009, the fiscal years 2008 and 2009 remain open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% and 1.25% of the Fund’s average daily net assets— Retail Class and Institutional Class shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended February 28, 2010, Fund expenses of $103,572 were waived by the Adviser.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$195,505
2012	206,164
2013	103,572

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2010 (Unaudited)

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail Class shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended February 28, 2010, the Fund accrued expenses of $5,051, pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of the Distributor.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
Retail Shares	February 28, 2010	August 31, 2009
Shares Sold	50,419	149,636
Shares Redeemed	(32,522)	(31,938)
Net Increase	17,897	117,698

	Six Months Ended	Year Ended
Institutional Class Shares	February 28, 2010	August 31, 2009
Shares Sold	571,091	753,000
Shares Issued to Holders in
Reinvestment of Distributions	—	116
Shares Redeemed	(150,728)	(271,764)
Net Increase	420,363	481,352

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 28, 2010, were $15,726,693 and $9,479,540, respectively. There were no purchases or sales of U.S. government securities for the Fund.

Geneva Advisors All Cap Growth Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Fund related to net capital gains to zero for the tax year ended August 31, 2009.

Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	19	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 54		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	19	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1985–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Geneva Advisors All Cap Growth Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Jonas B. Siegel	Trustee	Indefinite	Managing Director,	19	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 66		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–present); Vice
President, Secretary,
Treasurer and CCO of
Granum Series Trust (an
open-end investment
company) (1997–2007);
President, CAO and CCO,
Granum Securities, LLC
(a broker-dealer)
(1997–2007).
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	19	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 52	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Geneva Advisors All Cap Growth Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer and	January 23,	Officer, U.S.
Age: 40+	Anti-Money	2009 (CCO);	Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	January 18,	(2008–present);
		2010 (AML	Attorney, Investment
		Officer)	Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 30		2005	Fund Services, LLC
(2004–present)

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 36		2008	Services LLC
(2002–present)

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors All Cap Growth Fund

Investment Adviser
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 9 ,2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   5/4/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   5/4/2010

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   5/4/2010